COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jul. 06, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Guarantor Obligations [Line Items]
Loss Contingency, Damages Sought, Value | $	$ 1
Finance Lease, Principal Payments		¥ 464	$ 70,100,000
Third Party [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments		420	59,400,000
Subsequent event
Guarantor Obligations [Line Items]
Repayment of loan being highly uncertain, loan amount | ¥				¥ 580
Jinshang Leasing [Member]
Guarantor Obligations [Line Items]
Finance Lease, Principal Payments		¥ 44	$ 6,200,000
Guarantor Obligations, Current Carrying Value					¥ 462	$ 65,300,000